Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Professional fees	$ 20,857
Consulting fees	14,943	$ 6,478
Travel expense		5,395
Audit fees		12,750	5,250
Legal Fees		4,628
Other accrued expenses	1,734	362
Total Accrued Expense	$ 37,534	29,613	$ 5,250
Restructuring Transaction [Member]
Professional fees		23,230
Consulting fees		6,384
Other accrued expenses
Total Accrued Expense		$ 29,614